Derivative Financial Instruments - Summary of Fair Value of Derivative Financial Instruments (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Derivative financial instruments [abstract]
Derivative financial assets, Held for trading	₺ 360,047	₺ 443,880
Derivative financial assets, Derivatives used for hedging	642,623	483,448
Derivative financial assets	1,002,670	927,328
Derivative financial liabilities, Held for trading	41,132	72,539
Derivative financial liabilities, Derivatives used for hedging	66,851
Derivative financial liabilities	₺ 107,983	₺ 72,539